INCOME TAXES (Details) - Deferred Income Tax Assets And Liabilities - USD ($)	Apr. 30, 2016	Apr. 30, 2015
Deferred income tax assets (liabilities)
Operating losses carried forward	$ 7,455,000	$ 6,033,000
Resource property	1,284,000	1,048,000
Capital assets	3,000	1,000
Share issuance costs	140,000	82,000
Other	18,000	18,000
Valuation allowance	(8,900,000)	(7,182,000)
Net deferred income tax asset